Accumulated Other Comprehensive Income (Loss) - Components of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Beginning Balance, Gains and Losses on Hedging Derivatives	$ (2,800)	$ 750
Other comprehensive income (loss) before reclassifications, Gains and Losses on Hedging Derivatives	(3,568)	(4,523)	$ 2,570
Amounts reclassified from accumulated other comprehensive (loss) income into earnings, Gains and Losses on Hedging Derivatives	(132)	973	9,880
Net current-period other comprehensive income (loss), Gains and Losses on Hedging Derivatives	(3,700)	(3,550)
Ending Balance, Gains and Losses on Hedging Derivatives	(6,500)	(2,800)	750
Beginning Balance, Foreign Currency Gains (Losses)	(257,513)	(326,170)
Other comprehensive income (loss) before reclassifications, Foreign Currency Gains (Losses)	(47,133)	68,657	25,495
Amounts reclassified from accumulated other comprehensive income (loss) into earnings, Foreign Currency Gains (Losses)	0	0
Net current-period other comprehensive income (loss), Foreign Currency Gains (Losses)	(47,133)	68,657
Ending Balance, Foreign Currency Gains (Losses)	(304,646)	(257,513)	(326,170)
Beginning Balance, Adjustment to Early Retiree Medical Plan	5,632	7,577
Other comprehensive income (loss) before reclassifications, Adjustment to Early Retiree Medical Plan	1,731	(1,530)	(3,589)
Amounts reclassified from accumulated other comprehensive (loss) income into earnings, Adjustment to Early Retiree Medical Plan	(350)	(415)	(837)
Net current-period other comprehensive income (loss), Adjustment to Early Retiree Medical Plan	1,381	(1,945)
Ending Balance, Adjustment to Early Retiree Medical Plan	7,013	5,632	7,577
Beginning Balance	(254,681)	(317,843)
Other comprehensive income (loss) before reclassifications	(48,970)	62,604
Amounts reclassified from accumulated other comprehensive income (loss) into earnings	(482)	558
Net current-period other comprehensive income (loss)	(49,452)	63,162	33,519
Ending Balance	$ (304,133)	$ (254,681)	$ (317,843)